Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenue	$ 641,610	$ 591,781	$ 1,261,735	$ 1,169,847
Ireland
Segment Reporting Information [Line Items]
Revenue	260,120	231,315	495,230	463,663
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	96,692	78,922	191,732	151,479
U.S.
Segment Reporting Information [Line Items]
Revenue	221,201	229,938	446,871	453,020
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 63,597	$ 51,606	$ 127,902	$ 101,685